Investment Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investments Securities
Investment Securities
Amortized cost, carrying value, gross unrealized gains and losses, and the fair value by security type are as follows:

March 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
(Dollars in thousands)
Available for sale
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$3,511	$2	$(8)	$3,505
Residential collateralized mortgage obligations- GSE	24,547	50	(124)	24,473
Residential mortgage backed securities – GSE	28,176	233	(103)	28,306
Obligations of state and political subdivisions	21,446	178	(229)	21,395
Trust preferred debt securities – single issuer	2,479	—	(212)	2,267
Corporate debt securities	24,988	87	(236)	24,839
Other debt securities	783	—	(3)	780
	$105,930	$550	$(915)	$105,565

March 31, 2017	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Loss	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity-
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$3,727	$—	$3,727	$—	$(85)	$3,642
Residential collateralized mortgage obligations – GSE	10,968	—	10,968	221	(121)	11,068
Residential mortgage backed securities – GSE	37,951	—	37,951	459	(125)	38,285
Obligations of state and political subdivisions	72,715	—	72,715	1,414	(161)	73,968
Trust preferred debt securities-pooled	657	(501)	156	303	—	459
Other debt securities	423	—	423	—	—	423
	$126,441	$(501)	$125,940	$2,397	$(492)	$127,845

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
(Dollars in thousands)
Available for sale-
U. S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE") and agencies	$3,514	$—	$(35)	$3,479
Residential collateralized mortgage obligations- GSE	22,647	58	(145)	22,560
Residential mortgage backed securities - GSE	31,207	388	(119)	31,476
Obligations of state and political subdivisions	21,604	152	(356)	21,400
Trust preferred debt securities-single issuer	2,478	—	(206)	2,272
Corporate debt securities	21,963	10	(205)	21,768
Other debt securities	845	—	(6)	839
	$104,258	$608	$(1,072)	$103,794

December 31, 2016	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Loss	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity-
U. S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE") and agencies	$3,727	$—	$3,727	$—	$(116)	$3,611
Residential collateralized mortgage obligations-GSE	11,882	—	11,882	247	(130)	11,999
Residential mortgage backed securities - GSE	40,565	—	40,565	540	(113)	40,992
Obligations of state and political subdivisions	70,017	—	70,017	1,274	(255)	71,036
Trust preferred debt securities - pooled	657	(501)	156	303	—	459
Other debt securities	463	—	463	—	(1)	462
	$127,311	$(501)	$126,810	$2,364	$(615)	$128,559

Restricted stock is included in other assets at March 31, 2017 and December 31, 2016 and totaled $1.1 million and $4.0 million, respectively, and consisted of $1.0 million of Federal Home Loan Bank of New York stock and $65,000 of Atlantic Community Bankers Bank stock at March 31, 2017 and $4.0 million of Federal Home Loan Bank of New York stock and $65,000 of Atlantic Community Bankers Bank stock at December 31, 2016.
During the first quarter of 2017, the Bank sold fifty-four mortgage backed securities totaling $2.0 million, each with a principal balance outstanding of less than $150,000. Of the fifty-four mortgage backed securities sold, six of such securities with an aggregate outstanding principal balance of $580,000 were in the held to maturity portfolio, and a net gain of $24,000 was realized on the sale of these securities. Each of the six mortgage backed securities that were sold from the held to maturity portfolio had a principal balance that was less than 15% of the original principal balance outstanding at the time of purchase. Accounting Standards Codification ("ASC") 320-10-25-14 provides that sales of debt securities that are categorized as held to maturity and are sold after 85% of the principal outstanding at acquisition had been collected shall be equivalent to holding the security to maturity. Accordingly, the sales of the six mortgage backed securities that were classified as held to maturity were treated as held to maturity.
Gross unrealized losses on available for sale and held to maturity securities and the fair value of the related securities aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2017 and December 31, 2016 were as follows:

March 31, 2017		Less than 12 months		12 months or longer		Total
(Dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government sponsored corporations (GSE) and agencies	2	$5,630	$(93)	$—	$—	$5,630	$(93)
Residential collateralized mortgage obligations –GSE	7	18,259	(245)	—	—	18,259	(245)
Residential mortgage backed securities-GSE	28	26,717	(228)	—	—	26,717	(228)
Obligations of state and political subdivisions	59	19,555	(378)	764	(12)	20,319	(390)
Trust preferred debt securities- single issuer	4	—	—	2,267	(212)	2,267	(212)
Corporate debt securities	5	10,752	(143)	4,907	(93)	15,659	(236)
Other debt securities	2	—	—	780	(3)	780	(3)
Total temporarily impaired securities	107	$80,913	$(1,087)	$8,718	$(320)	$89,631	$(1,407)

December 31, 2016		Less than 12 months		12 months or longer		Total
(Dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government sponsored corporations (GSE) and agencies	3	$7,090	$(151)	$—	$—	$7,090	$(151)
Residential collateralized mortgage obligations –GSE	7	17,242	(275)	—	—	17,242	(275)
Residential mortgage backed securities - GSE	29	26,581	(216)	3,542	(16)	30,123	(232)
Obligations of state and political subdivisions	74	25,545	(611)	—	—	25,545	(611)
Trust preferred debt securities- single issuer	4	—	—	2,272	(206)	2,272	(206)
Corporate debt securities	6	12,700	(204)	1,999	(1)	14,699	(205)
Other debt securities	3	—	—	1,276	(7)	1,276	(7)
Total temporarily impaired securities	126	$89,158	$(1,457)	$9,089	$(230)	$98,247	$(1,687)

The following table sets forth certain information regarding the amortized cost, carrying value, fair value, weighted average yields and contractual maturities of the Company’s investment portfolio as of March 31, 2017.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	March 31, 2017
	Amortized Cost	Fair Value	Yield
Available for sale
Due in one year or less	$3,997	$3,998	0.25%
Due after one year through five years	18,631	18,686	2.15%
Due after five years through ten years	42,696	42,560	2.49%
Due after ten years	40,606	40,321	2.89%
Total	$105,930	$105,565	2.50%

	Carrying Value	Fair Value	Yield
Held to maturity
Due in one year or less	$33,055	$33,065	1.51%
Due after one year through five years	17,612	18,286	4.54%
Due after five years through ten years	21,631	22,178	3.43%
Due after ten years	53,642	54,316	3.28%
Total	$125,940	$127,845	3.02%

U.S. Treasury securities and obligations of U.S. Government sponsored corporations and agencies:  The unrealized losses on investments in these securities were caused by increases in market interest rates. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity.  Therefore, these investments are not considered other-than-temporarily impaired.
Residential collateralized mortgage obligations and residential mortgage backed securities: The unrealized losses on investments in residential collateralized mortgage obligations and mortgage backed securities were caused by increases in market interest rates. The contractual cash flows of these securities are guaranteed by the issuers, which are primarily government or government sponsored agencies. It is expected that the securities would not be settled at a price less than the amortized cost of the investment. The decline in fair value is attributable to changes in interest rates and not credit quality. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity.  Therefore, these investments are not considered other-than-temporarily impaired.
Obligations of state and political subdivisions:  The unrealized losses on investments in these securities were caused by increases in market interest rates.  It is expected that the securities would not be settled at a price less than the amortized cost of the investment.  None of the issuers have defaulted on interest payments. These investments are not considered to be other than temporarily impaired because the decline in fair value is attributable to changes in interest rates and not credit quality.  The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity.  Therefore, these investments are not considered other-than-temporarily impaired.
Corporate debt securities:   The unrealized losses on investments in corporate debt securities were caused by increases in market interest rates.  None of the corporate issuers have defaulted on interest payments.   The decline in fair value is attributable to changes in interest rates and not a decline in credit quality. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity. Therefore, these investments are not considered other-than-temporarily impaired.
Trust preferred debt securities – single issuer:  The investments in these securities with unrealized losses are comprised of four corporate trust preferred securities issued by two large financial institutions that mature in 2027. The contractual terms of the trust preferred securities do not allow the issuer to settle the securities at a price less than the face value of the trust preferred securities, which is greater than the amortized cost of the trust preferred securities.  One of the issuers continues to maintain an investment grade credit rating and neither has defaulted on interest payments.  The decline in fair value is attributable to the widening of interest rate and credit spreads and the lack of an active trading market for these securities. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity.  Therefore, these investments are not considered other-than-temporarily impaired.
Trust preferred debt securities – pooled:   This trust preferred debt security was issued by a two issuer pool (Preferred Term Securities XXV, Ltd. co-issued by Keefe, Bruyette and Woods, Inc. and First Tennessee (“PRETSL XXV”)) consisting primarily of financial institution holding companies.  During 2009, the Company recognized an other-than-temporary impairment of $865,000, of which $364,000 was determined to be a credit loss and charged to operations and $501,000 was recognized in the other comprehensive income (loss) component of shareholders’ equity.
The primary factor used to determine the credit portion of the impairment loss recognized in the income statement for this security was the discounted present value of projected cash flow where that present value of cash flow was less than the amortized cost basis of the security.  The present value of cash flow was developed using a model that considered performing collateral ratios, the level of subordination to senior tranches of the security, and credit ratings of and projected credit defaults in the underlying collateral.
On a quarterly basis, management evaluates the security to determine if any additional other-than-temporary impairment is required. As of March 31, 2017, management concluded that no additional other-than-temporary impairment had occurred.

Investment Securities

Amortized cost, carrying value, gross unrealized gains and losses, and the fair value by security type are as follows:

(Dollars in thousands)		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
2016	Cost	Gains	Losses	Value
Available for sale-
U.S. Treasury securities and obligations of U.S. Government
sponsored corporations (“GSE”) and agencies	$3,514	$—	$(35)	$3,479
Residential collateralized mortgage obligations- GSE	22,647	58	(145)	22,560
Residential mortgage backed securities – GSE	31,207	388	(119)	31,476
Obligations of state and political subdivisions	21,604	152	(356)	21,400
Trust preferred debt securities – single issuer	2,478	—	(206)	2,272
Corporate debt securities	21,963	10	(205)	21,768
Other debt securities	845	—	(6)	839
	$104,258	$608	$(1,072)	$103,794

	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Loss	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity-
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$3,727	$—	$3,727	$—	$(116)	$3,611
Residential collateralized mortgage obligations – GSE	11,882	—	11,882	247	(130)	11,999
Residential mortgage backed securities - GSE	40,565	—	40,565	540	(113)	40,992
Obligations of state and political subdivisions	70,017	—	70,017	1,274	(255)	71,036
Trust preferred debt securities - pooled	657	(501)	156	303	—	459
Other debt securities	463	—	463	—	(1)	462
	$127,311	$(501)	$126,810	$2,364	$(615)	$128,559

(Dollars in thousands)		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
2015	Cost	Gains	Losses	Value
Available for sale-
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	$5,523	$—	$(42)	$5,481
Residential collateralized mortgage obligations - GSE	8,255	68	(36)	8,287
Residential mortgage backed securities – GSE	32,279	541	(185)	32,635
Obligations of state and political subdivisions	21,125	365	(54)	21,436
Trust preferred debt securities – single issuer	2,474	—	(338)	2,136
Corporate debt securities	20,510	65	(153)	20,422
Other debt securities	1,053	—	(28)	1,025
	$91,219	$1,039	$(836)	$91,422

	Amortized Cost	Other-Than- Temporary Impairment Recognized In Accumulated Other Comprehensive Loss	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to maturity-
Residential collateralized mortgage obligations – GSE	$13,630	$—	$13,630	$404	$—	$14,034
Residential mortgage backed securities - GSE	47,718	—	47,718	928	(46)	48,600
Obligations of state and political subdivisions	61,135	—	61,135	2,294	(14)	63,415
Trust preferred debt securities - pooled	657	(501)	156	341	—	497
Other debt securities	622	—	622	—	(11)	611
	$123,762	$(501)	$123,261	$3,967	$(71)	$127,157

At December 31, 2016 and December 31, 2015, $121.7 million and $69.8 million of investment securities, respectively, were pledged to collateralize borrowings from the FHLB and municipal deposits under the State of New Jersey Governmental Unit Deposit Protection Act ("GUDPA").

The following table sets forth certain information regarding the amortized cost, carrying value, fair value, weighted average yields and contractual maturities of the Company's investment portfolio as of December 31, 2016. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	December 31, 2016
	Amortized Cost	Fair Value	Yield
Available for sale
Due in one year or less	$2,616	$2,619	3.06%
Due after one year through five years	15,544	15,470	1.28%
Due after five years through ten years	44,489	44,695	2.68%
Due after ten years	41,609	41,010	2.75%
Total	$104,258	$103,794	2.51%

	Carrying Value	Fair Value	Yield
Held to maturity
Due in one year or less	$29,807	$29,816	1.44%
Due after one year through five years	16,833	17,373	4.43%
Due after five years through ten years	23,597	24,280	3.51%
Due after ten years	56,573	57,090	3.28%
Total	$126,810	$128,559	3.04%

Gross unrealized losses on available for sale and held to maturity securities and the fair value of the related securities aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2016 and 2015 are as follows:

2016		Less than 12 months		12 months or longer		Total
(Dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U. S. Treasury securities and obligations of U.S. Government sponsored corporations (“GSE”) and agencies	3	$7,090	$(151)	—	—	$7,090	$(151)
Residential collateralized mortgage obligations - GSE	7	17,242	(275)	—	—	17,242	(275)
Residential mortgage backed securities - GSE	29	26,581	(216)	3,542	(16)	30,123	(232)
Obligations of state and political subdivisions	74	25,545	(611)	—	—	25,545	(611)
Trust preferred debt securities -single issuer	4	—	—	2,272	(206)	2,272	(206)
Corporate debt securities	6	12,700	(204)	1,999	(1)	14,699	(205)
Other debt securities	3	—	—	1,276	(7)	1,276	(7)
Total temporarily impaired securities	126	$89,158	$(1,457)	$9,089	$(230)	$98,247	$(1,687)

2015		Less than 12 months		12 months or longer		Total
(Dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government sponsored corporations (GSE) and agencies	3	$5,481	$(42)	—	—	$5,481	$(42)
Residential collateralized mortgage obligations-GSE	2	5,894	(36)	—	—	5,894	(36)
Residential mortgage backed securities - GSE	19	20,911	(175)	3,980	(56)	24,891	(231)
Obligations of state and political subdivisions	32	2,760	(19)	6,465	(49)	9,225	(68)
Trust preferred debt securities– single issuer	4	—	—	2,136	(338)	2,136	(338)
Corporate debt securities	4	9,214	(153)	—	—	9,214	(153)
Other debt securities	3	586	(11)	1,025	(28)	1,611	(39)
Total temporarily impaired securities	67	$44,846	$(436)	$13,606	$(471)	$58,452	$(907)

U.S. Treasury securities and obligations of U.S. Government sponsored corporations and agencies: The unrealized losses on investments in these securities were caused by increases in market interest rates.  The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the par value of the investment.  The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity. Therefore, these investments are not considered other-than temporarily impaired.

Residential collateralized mortgage obligations and residential mortgage backed securities: The unrealized losses on investments in residential collateralized mortgage obligations and residential mortgage backed securities were caused by increases in market interest rates. The contractual cash flows of these securities are guaranteed by the issuer, primarily government or government sponsored agencies. It is expected that the securities would not be settled at a price less than the amortized cost of the investment. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity. Therefore, these investments are not considered other-than temporarily impaired.

Obligations of state and political subdivisions:  The unrealized losses on investments in these securities were caused by increases in market interest rates.  It is expected that the securities would not be settled at a price less than the amortized cost of the investment.  None of the issuers have defaulted on interest payments. These investments are not considered to be other than temporarily impaired because the decline in fair value is attributable to changes in interest rates and not credit quality. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity. Therefore, these investments are not considered other-than temporarily impaired.

Trust preferred debt securities – single issuer:  The investments in these securities with unrealized losses are comprised of four corporate trust preferred securities issued by two large financial institutions that both mature in 2027. The contractual terms of the trust preferred securities do not allow the issuer to settle the securities at a price less than the face value of the trust preferred securities, which is greater than the amortized cost of the trust preferred securities.  One of the issuers continues to maintain an investment grade credit rating and neither has defaulted on interest payments.  The decline in fair value is attributable to the widening of interest rate spreads and the lack of an active trading market for these securities and, to a lesser degree, market concerns about the issuers’ credit quality. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity. Therefore, these investments are not considered other-than-temporarily impaired.

Corporate debt securities.  The unrealized losses on investments in corporate debt securities were caused by an increase in market interest rates.  None of the corporate issuers have defaulted on interest payments.  The decline in fair value is attributable to changes in market interest rates and not credit quality. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity. Therefore, these investments are not considered other-than-temporarily impaired.

Trust preferred debt securities – pooled:  This trust preferred debt security was issued by a two issuer pool (Preferred Term Securities XXV, Ltd. co-issued by Keefe, Bruyette and Woods, Inc. and First Tennessee (“PRETSL XXV”)), consisting primarily of financial institution holding companies.  During 2009, the Company recognized an other-than-temporary impairment charge of $865,000, of which $364,000 was determined to be a credit loss and charged to operations and $501,000 was recognized in the other comprehensive income (loss) component of shareholders’ equity.

The primary factor used to determine the credit portion of the impairment loss to be recognized in the income statement for this security was the discounted present value of projected cash flow, where that present value of cash flow was less than the amortized cost basis of the security.  The present value of cash flow was developed using a model that considered performing collateral ratios, the level of subordination to senior tranches of the security and credit ratings of and projected credit defaults in the underlying collateral.

On a quarterly basis, management evaluates this security to determine if any additional other-than-temporary impairment is required.  As of December 31, 2016, management concluded that no additional other-than-temporary impairment had occurred.

The Company regularly reviews the composition of the investment securities portfolio, taking into account market risks, the current and expected interest rate environment, liquidity needs and its overall interest rate risk profile and strategic goals.